Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents (notes 8 and 17)	$ 348,785	$ 353,241	$ 424,169
Accounts receivable, including non-trade and related party balances	150,997	199,957
Prepaid expenses	63,521	77,165
Total current assets	689,971	1,142,868
Investments in and advances to subsidiaries (note 1)	(1,075,653)	(1,173,728)
Total assets	6,945,912	8,072,864
Current
Accounts payable	124,066	135,496
Due to Affiliate, Current	16,689	18,647
Current portion of long-term debt (note 8)	261,366	523,312
Total current liabilities	903,034	1,163,559
Long-term debt (note 8)	1,793,741	2,303,840
Other long-term liabilities (notes 6 and 15)	198,107	216,348
Total liabilities	4,474,621	5,501,271
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,108,886 shares outstanding and issued (2019 – 100,784,422)) (note 12)	1,057,319	1,052,284
Accumulated deficit	(527,028)	(546,684)
Total equity	2,471,291	2,571,593	$ 2,867,028	$ 2,879,656
Total liabilities and equity	6,945,912	8,072,864
Teekay Parent
Current
Cash and cash equivalents (notes 8 and 17)	9,604	49,655
Accounts receivable, including non-trade and related party balances	309	199
Prepaid expenses	57	0
Due from affiliates	166,219	249,197
Total current assets	176,189	299,051
Investments in and advances to subsidiaries (note 1)	(635,060)	(756,140)
Other Assets, Noncurrent	9	0
Total assets	811,258	1,055,191
Current
Accounts payable	16,170	13,995
Accrued liabilities	7,269	8,684
Due to Affiliate, Current	247,425	351,618
Current portion of long-term debt (note 8)	0	36,674
Other current liabilities	971	718
Total current liabilities	271,835	411,689
Long-term debt (note 8)	339,933	349,977
Other long-term liabilities (notes 6 and 15)	8,183	9,360
Total liabilities	619,951	771,026
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,108,886 shares outstanding and issued (2019 – 100,784,422)) (note 12)	1,057,321	1,052,284
Accumulated deficit	(866,014)	(768,119)
Total equity	191,307	284,165
Total liabilities and equity	$ 811,258	$ 1,055,191